SCHEDULE OF RSU ACTIVITY (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding Restricted Stock Units, Beginning balance	1	4
Weighted average fair value per share, Beginning balance	$ 4,830	$ 3,540
Restricted Stock Units, Cancelled		(3)
Weighted average fair value per share, Cancelled		$ 2,985
Outstanding Restricted Stock Units, Ending balance	1	1
Weighted average fair value per share, Ending balance	$ 4,830	$ 4,830
Restricted Stock Units, Balance expected to vest	1
Weighted average fair value per share, Balance expected to vest	$ 4,830